PLAN DESCRIPTION - In Service Distributions & Retirement, Death and Disability (Details) - REPUBLIC BANCORP INC. 401(K) RETIREMENT PLAN	12 Months Ended
Dec. 31, 2025
PLAN TERMINATION
Age requirement for distributions	59 years 6 months
Percentage of distributions	100.00%
Participants retirement age	65 years